Borrowing Arrangements - Balances and Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements
Total notes payable		$ 22,302
Add: accretion of final interest payable		243
Less: loan payable, current	$ (20,977)	(10,486)
Less: unamortized debt discount		(708)
Loan payable, noncurrent	663	11,351
LSA Tranche 1.1
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		108
Less: loan payable, current		(9,702)
Less: unamortized debt discount		(406)
LSA Tranche 1.2
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		79
Less: unamortized debt discount		(218)
Loan payable, noncurrent		9,861
SQN Equipment Loan
Borrowing Arrangements
Total notes payable	1,472	2,302
Add: accretion of final interest payable	106	56
Less: loan payable, current	(876)	(784)
Less: unamortized debt discount	(39)	(84)
Loan payable, noncurrent	$ 663	$ 1,490